Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 26, 2011	Jun. 27, 2010	Jun. 26, 2011	Jun. 27, 2010
Condensed Consolidated Statements Of Operations
Net sales	$ 1,922,690	$ 1,707,568	$ 3,815,166	$ 3,350,486
Cost of sales	1,968,918	1,575,077	3,914,504	3,165,976
Gross profit (loss)	(46,228)	132,491	(99,338)	184,510
Selling, general and administrative expense	52,478	63,718	106,144	112,319
Administrative restructuring charges, net		16,882		52,701
Operating income (loss)	(98,706)	51,891	(205,482)	19,490
Interest expense	27,426	26,115	54,933	54,535
Interest income	(278)	(627)	(988)	(1,174)
Miscellaneous, net	(1,392)	(4,504)	(5,198)	(6,829)
Income (loss) before reorganization items and income taxes	(124,462)	30,907	(254,229)	(27,042)
Reorganization items, net		(2,178)		18,541
Income (loss) before income taxes	(124,462)	33,085	(254,229)	(45,583)
Income tax expense (benefit)	3,470	(1,503)	(6,402)	(34,807)
Net income (loss)	(127,932)	34,588	(247,827)	(10,776)
Less: Net income attributable to noncontrolling interests	209	1,670	1,074	1,853
Net income (loss) attributable to Pilgrim's Pride Corporation	$ (128,141)	$ 32,918	$ (248,901)	$ (12,629)
Weighted average shares of common stock outstanding:
Basic	214,282	214,282	214,282	214,282
Diluted	214,282	214,282	214,282	214,282
Net income (loss) per share of common stock outstanding:
Basic	$ (0.60)	$ 0.15	$ (1.16)	$ (0.06)
Diluted	$ (0.60)	$ 0.15	$ (1.16)	$ (0.06)